Discontinued Operations - Business Interruption (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Extraordinary items
Proceeds from insurance claim	$ 23,353,000
THAILAND
Extraordinary items
Global insurance policy covered costs		25,000,000
Value of insurance coverage deducted		250,000
Proceeds from insurance claim	24,600,000
Insurance receivable relieved	2,400,000
Business Interruption Caused by Fire [Member] | Scotland [Member] | Discontinued Operations [Member] | Electronics Manufacturing Solutions [Member]
Extraordinary items
Reimbursement of insurance claim	1,100,000
Insurance recovery	900,000
Value of insurance coverage deducted	100,000
Insurance receivable relieved	100,000
Business Interruption Caused by Flood [Member] | THAILAND
Extraordinary items
Proceeds from insurance claim	21,500,000
Business Interruption Caused by Flood [Member] | THAILAND | Discontinued Operations [Member] | Electronics Manufacturing Solutions [Member]
Extraordinary items
Insurance recovery	20,000,000
Business Interruption Caused by Flood [Member] | THAILAND | Continuing Operations [Member] | Components and Sensors
Extraordinary items
Insurance recovery	637,000
Property Damage Caused by Flood [Member] | THAILAND
Extraordinary items
Proceeds from insurance claim	3,100,000
Property Damage Caused by Flood [Member] | THAILAND | Discontinued Operations [Member] | Electronics Manufacturing Solutions [Member]
Extraordinary items
Insurance recovery	$ 1,800,000